Report of Directors Corporate Governance - Payments for loss of office (Details) - Group Chief Executive - Sir Noel Quinn	4 Months Ended
Apr. 30, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Directors' remuneration expense	$ 1,232,072
Base salary	458,667
Pension allowance	45,867
Fixed pay allowance ('FPA')	$ 566,658
Retention period	5 years
Cash in lieu of pension	$ 123,600
Total taxable and non-taxable benefits	$ 37,280